Note 11 - Computation of Earnings per Share in Euro (Detail) - Deutsche Bank AG [Member] - € / shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per Share [Line Items]
Basic earnings per share	[1]	€ 1.89	€ 2.83	€ 2.37
Diluted earnings per share	[1]	€ 1.85	€ 2.77	€ 2.32

[1]	Earnings were adjusted by € 574 million , € 498 million and € 479 million before tax for the coupons paid on Additional Tier 1 Notes in the second quarter of 2024, 2023 and 2022, respectively. The coupons paid on Additional Tier 1 Notes are not attributable to Deutsche Bank shareholders and therefore need to be deducted in the calculation in accordance with IAS 33.